Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Deposits

Deposits as of December 31, 2018 and 2019 are as follows:

	2018		2019
Demand deposits:
Korean won	~~W~~	94,210,806	103,048,895
Foreign currencies		11,950,027	13,233,812

		106,160,833	116,282,707

Time deposits:
Korean won		123,572,793	139,824,896
Foreign currencies		16,071,970	18,602,551

		139,644,763	158,427,447

Negotiable certificates of deposits		9,247,088	9,707,791
Note discount deposits		4,087,530	4,579,587
CMA		4,084,709	3,987,372
Others		1,775,267	1,889,352

	~~W~~	265,000,190	294,874,256